BASIS OF PRESENTATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

NOTE 2 – BASIS OF PRESENTATION AND GOING CONCERN

Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and with the rules and regulations of the U.S. Securities and Exchange Commission for financial information.

The Company’s consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Going Concern

The Company currently has limited operations. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.

As reflected in the accompanying consolidated financial statements, the Company had working capital deficit (total current liabilities in excess of total current assets) and an accumulated deficit of $2,125,207 and $3,517,654 at December 31, 2017, respectively, and had a net loss and net cash flow used in operating activities of $4,049,645 and $1,339,692 for the year ended December 31, 2017, respectively. The Company has a limited operating history and its continued growth is dependent upon the continuation of providing medical related consulting services to its only three clients who are related parties and through performing development services for hospitals and sales of related products developed to its several clients, generating rental revenue from its income-producing real estate property in New Jersey and generating revenue from proprietary Exosome Isolation Systems by developing proprietary diagnostic and therapeutic products leveraging exosome technology; and obtaining additional financing to fund future obligations and pay liabilities arising from normal business operations.

In addition, the current cash balance cannot be projected to cover the operating expenses for the next twelve months from the release date of this report. The Company’s capital requirements for the next twelve months primarily relate to working capital requirements, including marketing expenses, salaries and fees related to third parties’ professional services, capital expenditures and reduction of accrued liabilities, mergers, acquisitions and the development of business opportunities. These uses of cash will depend on numerous factors including its sales and other revenues, and its ability to control costs. All funds received have been expended in the furtherance of growing the business. The Company will need to raise additional funds, particularly if it is unable to generate positive cash flow as a result of its operations. The Company estimates that based on current plans and assumptions, that its available cash will be insufficient to satisfy its cash requirements under its present operating expectations. Other than funds received from the sale of its equity and advances from its related parties, the Company presently has no other significant alternative source of working capital. The Company has used these funds to fund its operating expenses, pay its obligations and grow its business. The Company will need to raise significant additional capital to fund its operations and to provide working capital for its ongoing operations and obligations.

These matters raise substantial doubt about the Company’s ability to continue as a going concern. The ability of the Company to continue as a going concern is dependent on the Company’s ability to raise additional capital, implement its business plan, and generate significant revenues. There are no assurances that the Company will be successful in its efforts to generate significant revenues, maintain sufficient cash balance or report profitable operations or to continue as a going concern. The Company plans on raising capital through the sale of equity or debt instruments to implement its business plan. However, there is no assurance these plans will be realized and that any additional financings will be available to the Company on satisfactory terms and conditions, if any.

The accompanying consolidated financial statements do not include any adjustments related to the recoverability or classification of asset-carrying amounts or the amounts and classification of liabilities that may result should the Company be unable to continue as a going concern.